Earnings Per Share - Narrative (Details) - shares	1 Months Ended	3 Months Ended
	May 31, 2023	Apr. 02, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock issued (in shares)		1,716,160,000
Common stock, shares outstanding (in shares)		1,716,160,000
Dilutive equity instruments (in shares)		0
Kenvue IPO | Subsequent Event
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued in transaction (in shares)	1,716,159,990